Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	Consolidated
	30 June 2023	30 June 2022
	$	$

Cash at bank[1]	2,104,584	6,011,368

[1]	Cash at bank earns interest at floating rates based on daily deposit rates.